PROVISION FOR REHABILITATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at the beginning of the year	$ 55,455	$ 47,581
Unwinding of discount	1,386	1,070
Change in estimates	(1,103)	6,804
Balance at the end of the year	55,738	55,455	$ 47,581
Kibali Jersey Limited [member]
Balance at the beginning of the year	21,163	15,533	15,341
Unwinding of discount	529	349	384
Change in estimates	1,552	5,281	(192)
Balance at the end of the year	$ 23,244	$ 21,163	$ 15,533